Finance Assets, Net (Schedule Of PMCC Leveraged Lease Charge) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	51 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge	$ 490	$ 490
Provision for Income Taxes		137
Total	627	627	95
Reduction To Cumulative Lease Earnings [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge		490
Provision for Income Taxes		(175)
Total	315	315
Interest On Tax Underpayments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Provision for Income Taxes		312
Total	$ 312	$ 312